UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LMM, LLC
Address: 100 Light Street
         Baltimore, MD  21202

13F File Number:  28-6399

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nick Milano
Title:     Chief Compliance Officer
Phone:     410-539-0000

Signature, Place, and Date of Signing:


Nick Milano     Baltimore, MD     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     35
Form13F Information Table Value Total:     $1,101,689 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    59658  7240000 SH       DEFINED 1             7240000        0        0
AMAZON COM INC                 COM              023135106    38460   750000 SH       DEFINED 1              750000        0        0
ASSURED GUARANTY LTD           COM              G0585R106    65912  5781740 SH       DEFINED 1             5781740        0        0
BOYD GAMING CORP               COM              103304101     9555  2020000 SH       DEFINED 1             2020000        0        0
CA INC                         COM              12673P105    40766  2200000 SH       DEFINED 1             2200000        0        0
CENTEX CORP                    COM              152312104    32984  3100000 SH       DEFINED 1             3100000        0        0
CIT GROUP INC                  COM              125581108    31541  6947300 SH       DEFINED 1             6947300        0        0
CITIGROUP INC                  COM              172967101    20130  3000000 SH       DEFINED 1             3000000        0        0
CONVERA CORP                   CL A             211919105     1156  4443889 SH       DEFINED 1             4443889        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702    49278  4300000 SH       DEFINED 1             4300000        0        0
EASTMAN KODAK CO               COM              277461109    41383  6289200 SH       DEFINED 1             6289200        0        0
EXPEDIA INC DEL                COM              30212P105    37080  4500000 SH       DEFINED 1             4500000        0        0
GENERAL ELECTRIC CO            COM              369604103    32400  2000000 SH       DEFINED 1             2000000        0        0
GENWORTH FINL INC              COM CL A         37247D106    13301  4700000 SH       DEFINED 1             4700000        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104    28883  1759000 SH       DEFINED 1             1759000        0        0
HATTERAS FINL CORP             COM              41902R103    13300   500000 SH       DEFINED 1              500000        0        0
HEALTH NET INC                 COM              42222G108    40293  3700000 SH       DEFINED 1             3700000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102    11890  1000000 SH       DEFINED 1             1000000        0        0
LENNAR CORP                    CL A             526057104    29478  3400000 SH       DEFINED 1             3400000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    45347 64780500 SH       DEFINED 1            64780500        0        0
MANNKIND CORP                  COM              56400P201    23708  6911953 SH       DEFINED 1             6911953        0        0
MASCO CORP                     COM              574599106    13356  1200000 SH       DEFINED 1             1200000        0        0
MARKET LEADER INC              COM              57056R103     7672  4513007 SH       DEFINED 1             4513007        0        0
MGM MIRAGE                     COM              552953101    24768  1800000 SH       DEFINED 1             1800000        0        0
MONSTER WORLDWIDE INC          COM              611742107    36270  3000000 SH       DEFINED 1             3000000        0        0
MORGAN STANLEY                 COM NEW          617446448    19248  1200000 SH       DEFINED 1             1200000        0        0
NII HLDGS INC                  CL B NEW         62913F201    43632  2400000 SH       DEFINED 1             2400000        0        0
PRUDENTIAL FINL INC            COM              744320102    29050   960000 SH       DEFINED 1              960000        0        0
RED HAT INC                    COM              756577102    62243  4708170 SH       DEFINED 1             4708170        0        0
RYLAND GROUP INC               COM              783764103    37107  2100000 SH       DEFINED 1             2100000        0        0
SLM CORP                       COM              78442P106    27067  3041132 SH       DEFINED 1             3041132        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100    24705 13500000 SH       DEFINED 1            13500000        0        0
UAL CORP                       COM NEW          902549807    67278  6105000 SH       DEFINED 1             6105000        0        0
XL CAP LTD                     CL A             G98255105    19610  5300000 SH       DEFINED 1             5300000        0        0
YAHOO INC                      COM              984332106    23180  1900000 SH       DEFINED 1             1900000        0        0
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